Average Annual Total Returns - Transamerica Balanced II	R 1 Year	R 5 Years	R 10 Years	R Since Inception	R Inception Date	R Return After Taxes on Distributions 1 Year	R Return After Taxes on Distributions 5 Years	R Return After Taxes on Distributions 10 Years	R Return After Taxes on Distributions Since Inception	R Return After Taxes on Distributions and Sale of Fund Shares 1 Year	R Return After Taxes on Distributions and Sale of Fund Shares 5 Years	R Return After Taxes on Distributions and Sale of Fund Shares 10 Years	R Return After Taxes on Distributions and Sale of Fund Shares Since Inception	R4 1 Year	R4 5 Years	R4 10 Years	R4 Since Inception	R4 Inception Date	S&P 500® (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® (reflects no deduction for fees, expenses or taxes) 10 Years	S&P 500® (reflects no deduction for fees, expenses or taxes) Since Inception	Transamerica Asset Allocation – Conservative Portfolio Blended Benchmark (reflects no deduction for fees, expenses or taxes) 1 Year	Transamerica Asset Allocation – Conservative Portfolio Blended Benchmark (reflects no deduction for fees, expenses or taxes) 5 Years	Transamerica Asset Allocation – Conservative Portfolio Blended Benchmark (reflects no deduction for fees, expenses or taxes) 10 Years	Transamerica Asset Allocation – Conservative Portfolio Blended Benchmark (reflects no deduction for fees, expenses or taxes) Since Inception
Total	15.11%	10.41%	9.48%		Jul. 05, 1994	13.83%	8.90%	8.42%		9.75%	7.85%	7.39%		15.71%			11.28%	Sep. 15, 2017	18.40%	15.22%	13.88%	15.40%	7.51%	4.44%	3.84%	4.89%